Document and Entity Information	9 Months Ended
	Sep. 30, 2014	Oct. 31, 2014
Document And Entity Information
Entity Registrant Name	STRATEGIC INTERNET INVESTMENTS INC
Entity Central Index Key	0000053320
Document Type	10-Q
Document Period End Date	Sep. 30, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		36,359,391
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2014